Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2018
Entity Registrant Name	Neuberger Berman Equity Funds
Entity Central Index Key	0000044402
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 02, 2019
Document Effective Date	Jul. 02, 2019
Prospectus Date	Dec. 06, 2018